Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Warrant Liabilities (Details) - Level 3 - Private Placement Warrants	3 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Initial measurement at March 26, 2021	$ 10,200,000
Change in value inputs or other assumptions	8,333,334
Fair value as of June 30, 2021	$ 18,533,334